BALANCE SHEETS (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007
ASSETS
Cash	$ 5,628	$ 0	$ 108,381
Other Current Asset Receivable	0	477,788	0
Grant Receivable		0	244,479
Prepaid expenses	696	37,474	38,511
Other Current Assets	58,182	2,221	0
Total Current Assets	64,506	1,614,021	391,371
Deferred expenses	773,871	1,380,103	233,322
Property, Plant & Equipment (net of accumulated depreciation)	87,252	0	28,406
Intangible Assets (net of accumulated amortization)	2,376,116	2,256,852	2,125,991
Deferred Financing Cost	59,674	65,848	0
Other Assets	423,446	323,738	96,096
TOTAL ASSETS	3,784,865	5,640,562	2,875,186
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Total accounts payable & accured expenses		2,420,260	2,586,008
Accounts payable	7,472,494	5,396,594
Accrued expenses		2,976,334	647,125
Deferred Investment Funds	240,000
Short-term Convertible Notes and fair value of embedded derivative	4,256,711	5,091,298	751,456
Notes payable - current portion, including interest payable	388,368	408,069	687,034
Total Current Liabilities	12,357,573	10,895,961	4,671,623
Deferred Rent	33,622	62,441	0
Long-term Convertible Notes	99,602	570,802	0
Common Stock Warrant	3,090,088	6,391,071	13,006,194
Total Liabilities	15,580,885	17,920,275	17,677,817
Shareholders' Deficiency:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; Series B Preferred Stock; issued and outstanding 740 at April 30, 2012 and at October 31, 2011.
Common Stock - $0.001 par value; authorized 500,000,000 shares, issued and outstanding 287,038,332 at April 30, 2012 and 250,173,570 at October 31, 2011.	287,037	250,173	198,101	9,380,902
Additional Paid-In Capital	39,602,775	33,000,064	23,074,978
Promissory Note Receivable	(9,998,210)	(9,998,210)	(10,659,710)
Deficit accumulated during the development stage	(41,687,622)	(35,531,740)	(27,416,000)
Total Shareholders' Deficiency	(11,796,020)	(12,279,713)	(14,802,631)	4,267,979
TOTAL LIABILITIES & SHAREHOLDERS' DEFICIENCY	$ 3,784,865	$ 5,640,562	$ 2,875,186